Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-term investments
	December 31,	December 31,
Days to maturity	2020	2019
Less than 90 days	$191,261	$1,754,302
91 to 183 days	-	1,218,724
184 days to one year	150,000	808,486
	341,261	3,781,512